As filed with the U.S. Securities and Exchange Commission on March 8, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolio
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2017

Item 1. Reports to Stockholders.

Fulcrum Diversified Absolute Return Fund

ADVISOR CLASS (FARAX)

INSTITUTIONAL CLASS (FARIX)

SUPER INSTITUTIONAL CLASS (FARYX)

SEMI ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2017

TABLE OF CONTENTS

SHAREHOLDER LETTER	1

EXPENSE EXAMPLE	3

CONSOLIDATED ALLOCATION OF PORTFOLIO HOLDINGS	5

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	15

CONSOLIDATED STATEMENT OF OPERATIONS	16

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS	17

CONSOLIDATED FINANCIAL HIGHLIGHTS	18

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

ADDITIONAL INFORMATION	35

PRIVACY NOTICE	37

DISCUSSION OF FUND PERFORMANCE

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment July 1st to December 31st 2017

The second half of 2017 continued to see improving global economic activity with only a very modest rise in headline inflation (ie, total inflation within an economy) rates. Within the advanced economies, the strongest growth performance relative to trend continued to be Europe and Japan – and within Europe, Germany and France1. Notably, Japan’s growth1 relative to trend has accelerated more recently and, despite the pessimistic sentiment, UK growth1 is above current consensus expectations. The US economy also remains robust and US financial conditions are highly supportive, even as interest rates have risen over the last two years. Against this backdrop, global equities2 performed strongly (+9.8%) in the second half of the year.

European equities3 lagged (+7.6%) despite the economic revival, due to two headwinds. First, economic outperformance translated into substantial currency strength for the euro area, which depressed earnings for Europe’s export-sensitive sectors and weighed on local currency equity market returns. Secondly, the US market has a far greater representation of technology companies relative to Europe’s technology-light indices4, and the technology sector has been exceptionally strong.

Within fixed income, global bonds5 posted modest gains (+1.6%) for the last half of 2017. While central bank inflation targets remained higher than actual outcomes, there was increasing awareness that output gaps were closing and inflation expectations were beginning to move higher. There was a clear message from several central banks that had been agitating expectations higher since June, as witnessed by the Bank of Canada, which perhaps raised rates more aggressively than necessary but showed signs of putting its foot back on the brake once again.

Against the positive economic backdrop, geopolitical risk continued to emanate from a number of sources including Brexit, North Korea and various political agendas within the European Union as well as the Middle East and the US. However, the impact of the majority of these risks on financial markets were subdued as we entered 2018.

Fund Performance

From July 1, 2017 to December 31, 2017, Fulcrum Diversified Absolute Return Fund Institutional Class shares had a total return of 2.11%.

The performance trajectory improved significantly in the second half of 2017, with many of our medium-term views beginning to contribute meaningfully, and notably our global expansionary theme. Gains were made in directional exposures in equities (+3.2%) and diversifying strategies (+0.5%). Relative value strategies were broadly flat, with gains in cross asset ideas (+0.3%) offset by small losses within other asset classes.

Our focus on diversification in investment ideas across asset classes remains high and is reflected in a greater breadth of opportunities in the portfolio.

1 as estimated by Fulcrum’s nowcast models, which are dynamic factor models, focused on measuring broad movements in aggregate economic activity.

2 MSCI World Index Hedged Daily measures the equity market performance of developed markets (Source: MSCI)

3 MSCI Europe ex-UK USD Hedged measures the equity market performance of the developed markets in Europe, excluding the United Kingdom (source: MSCI)

4 S&P 500 Index measures the US equity performance based on changes in the aggregate market value of 500 stocks representing all major industries (source: Bloomberg)

Eurostoxx 50 Index represents 50 stocks from 12 Eurozone countries, all of which are supersector leaders in the Eurozone (source: Bloomberg)

5 Barclays Global Aggregate Bond Index (USD Hedged): The Barclays Global Aggregate Index is a flagship measure of global investment grade debt from twenty‐four local currency markets. This multi‐currency benchmark includes treasury, government‐related, corporate and securitized fixed‐rate bonds from both developed and emerging markets issuers. (Source: Barclays)

Must be Preceded or Accompanied by a prospectus.

Opinions expressed are those of Fulcrum Asset Management and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

It is not possible to invest directly in an index.

Diversification does not assure a profit nor protect against loss in a declining market.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund
Expense Example
December 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fulcrum Diversified Absolute Return Fund
Expense Example
December 31, 2017 (Unaudited)

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)
Advisor Class
Actual Fund Return	$1,000.00	$1,020.70	1.32%	$6.72
Hypothetical 5% Return	$1,000.00	$1,018.55	1.32%	$6.72

Institutional Class
Actual Fund Return	$1,000.00	$1,021.10	1.07%	$5.45
Hypothetical 5% Return	$1,000.00	$1,019.81	1.07%	$5.45

Super Institutional Class
Actual Fund Return	$1,000.00	$1,022.10	1.07%	$5.45
Hypothetical 5% Return	$1,000.00	$1,019.81	1.07%	$5.45

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings by Market Exposure of Cash settled instruments, Futures, and Options
December 31, 2017 (Unaudited)

*
Diversifying Strategies – are comprised of systematically implemented exposure using futures to various asset classes which are included for diversification purposes and could include equities, fixed income, currencies and commodities.

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings by Risk Contribution
December 31, 2017 (Unaudited)

Standalone Risk* by Category

*
Standalone risk by asset class - is calculated by the current category weight in the portfolio multiplied by the standard deviation of portfolio holdings in that category. Data used is as of 12/31/2017. Standalone risk is measured for each category independently of other categories and does not take into account their potential offsetting effect. Therefore, the sum of standalone risk for all categories will exceed the risk of the entire portfolio. Standalone risk indicates to the investor the risk of holding a category by itself.

Individual Risk - Directional Equities	2.1%
1 North America	1.0
2 Europe ex-UK	0.5
3 Japan	0.3
4 United Kingdom	0.2
5 Asia ex-Japan	0.1
Individual Risk - Relative Value Equities	2.2%
6 Europe Relative	1.0
7 US Banks Relative	0.7
8 European Dispersion	0.2
9 Gold Miners	0.2
Individual Risk - Fixed Income	2.2%
10 Short UK Real Yields	0.9
11 Short Germany 10 Year	0.5
12 Italy 30 Year vs Germany 10 Year	0.3
13 Long US vs Germany 10 Year	0.2
14 Long Mexican Rates	0.2
Individual Risk - Currencies	2.3%
15 Long UK Pound	1.0
16 Short Korean Won	0.6
17 Long Turkish Lira vs Basket	0.3
18 Swedish Krona vs Euro	0.2
19 Norwegian Krone vs Euro	0.2
20 Malaysian Ringgit vs Korean Won	0.1
Individual Risk - Commodities	0.1%
21 Short Hogs	0.1
Individual Risk - Diversifying Strategies	1.3%
22 Equities	0.5
23 Commodities	0.3
24 Currencies	0.3
25 Bonds	0.3
Cross Asset	1.1%

26 Long European Equities vs Short Euro	0.8

27 US Rates Higher vs JPY Higher	0.2
Sum of Individual Volatility Risk	11.4%

Portfolio Realized Risk	3.3%

Individual Risk percentages may not total to overall Volatility Risk due to rounding.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2017 (Unaudited)
FOREIGN GOVERNMENT NOTES/BONDS - 2.9%
Buoni del Tesoro Poliennali (1)	Amount		Value
2.700%, 03/01/2047	1,417,000	EUR	$1,550,101
3.450%, 03/01/2048	2,912,000	EUR	3,631,964
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $5,110,112)			5,182,065

SHORT-TERM INVESTMENTS - 79.7%	Principal
Foreign Government Obligation - 67.1% (1)	Amount
French Discount Treasury Bills (2)
(0.680%), 01/31/2018	8,500,000	EUR	10,205,099
(0.635%), 03/28/2018	7,150,000	EUR	8,594,824
(0.663%), 04/11/2018	30,000,000	EUR	36,075,950
Japanese Government Bond (2)
(0.187%), 03/12/2018	4,500,000,000	JPY	39,948,818
(0.207%), 04/10/2018	550,000,000	JPY	4,883,229
(0.242%), 05/10/2018	1,200,000,000	JPY	10,655,734
United Kingdom Treasury Gilt
1.250%, 07/22/2018	6,600,000	GBP	8,957,308
Total Foreign Government Obligation (Cost $119,122,405)			119,320,962

United States Treasury Bills - 12.6% (2)
1.430%, 05/31/2018	10,000,000	USD	9,940,090
1.452%, 06/07/2018	12,500,000	USD	12,420,781
Total United States Treasury Bills (Cost $22,362,279)			22,360,871

TOTAL SHORT-TERM INVESTMENTS (Cost $141,484,684)			$141,681,833

Total Investments (Cost $146,594,796) - 82.6%			146,863,898
Other Assets in Excess of Liabilities - 17.4%			30,998,377
TOTAL NET ASSETS - 100.0%			$177,862,275

(1) Foreign issued security.
(2) Rate quoted is effective yield of position.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2017 (Unaudited)
PURCHASED OPTIONS AND WARRANTS - 1.9%	Contracts	Notional		Value
Put Options Purchased - 0.1%
E-mini S&P 500 Options at $2,600, January 31, 2018	397	53,347,669	USD	$196,515
Total Put Options Purchased (premiums paid $181,632)				196,515

Currency Option Purchased - 0.1%
EUR Put / NOK Call at 9.73, March 01, 2018		15,155,000	NOK	105,502
Total Currency Option Purchased (premiums paid $156,797)				105,502

Binary Options Purchased - 0.0% (1)
GBP/USD <= 1.3235 and GBP 5yr >= 1.3595%, January 26, 2018		394,000	GBP	1,535
GBP/USD <= 1.3310 and GBP 5yr >= 1.3500%, January 19, 2018		394,000	GBP	614
USD/JPY <= 110.80 and JPY 10yr >= 2.3750%, January 10, 2018		439,000	USD	42,181
Total Binary Barrier Options Purchased (premiums paid $157,799)				44,330

Warrants - 1.7% (2)
Euro STOXX 50 Index Dispersion Warrant	Counterparty
Issue Date: 09/04/2017, Expiration Date: 09/21/2018	Societe Generale	6,030	603,000	EUR	698,619
Issue Date: 09/04/2017, Expiration Date: 12/21/2018	Societe Generale	4,200	420,000	EUR	479,394
Issue Date: 09/12/2017, Expiration Date: 12/21/2018	Deutsche Bank AG	420,500	420,500	EUR	478,451
Issue Date: 10/04/2017, Expiration Date: 12/21/2018	JPM	7	700,000	EUR	839,892
Issue Date: 10/04/2017, Expiration Date: 01/04/2019	JPM	5	500,000	EUR	599,923
Total Warrants (Cost $3,127,206)					3,096,279

TOTAL PURCHASED OPTIONS AND WARRANTS (cost/premiums received $3,623,434)					$3,442,626

WRITTEN OPTION - (0.0%)	Contracts	Notional ($)	Value
Written put option - (0.0%)
E-mini S&P 500 Options at $2,470, January 31, 2018	(397)	(53,347,669)	$(68,483)
TOTAL WRITTEN PUT OPTION (premiums received $59,543)			$(68,483)

(1) One-touch option, option will pay only if both terms are met at expiration.
(2) The payout of the dispersion warrants is calculated based on the observed volatility of a weighted basket of component stocks of the STOXX 50 Index relative to each stock’s assigned strike value in excess of the volatility of the STOXX 50 Index relative to a strike volatility between the issuance and termination date of the respective warrant.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2017 (Unaudited)

FORWARD CURRENCY CONTRACTS (1)

Settlement Date	Currency Received	Current USD Value	Currency Delivered	Current USD Value	Unrealized Gain/(Loss)
1/22/18	GBP	$55,741	USD	$54,707	$1,034
1/22/18	USD	108,779	GBP	111,481	(2,702)
1/31/18	USD	10,128,515	EUR	10,219,712	(91,197)
3/12/18	USD	42,172,008	JPY	40,085,833	2,086,175
3/21/18	AUD	13,009,441	USD	12,627,404	382,037
3/21/18	BRL	1,008,465	USD	1,030,166	(21,701)
3/21/18	CAD	2,744,010	EUR	2,730,065	13,945
3/21/18	CAD	2,714,724	NOK	2,710,887	3,837
3/21/18	CAD	4,007,304	USD	3,947,624	59,680
3/21/18	CLP	817,184	USD	772,414	44,770
3/21/18	EUR	2,726,874	CAD	2,744,010	(17,136)
3/21/18	EUR	1,656,850	GBP	1,640,670	16,180
3/21/18	EUR	8,730,419	NOK	8,729,557	862
3/21/18	EUR	3,469,423	SEK	3,526,871	(57,448)
3/21/18	EUR	1,533,199	TRY	1,552,387	(19,188)
3/21/18	EUR	8,375,859	USD	8,275,274	100,585
3/21/18	GBP	5,021,859	CAD	5,118,758	(96,899)
3/21/18	GBP	16,546,474	EUR	16,800,299	(253,825)
3/21/18	GBP	12,292,071	USD	12,228,824	63,247
3/21/18	HUF	1,146,966	USD	1,116,129	30,837
3/21/18	IDR	931,668	USD	931,748	(80)
3/21/18	INR	1,355,501	USD	1,340,346	15,155
3/21/18	KRW	2,087,289	USD	2,051,992	35,297
3/21/18	MYR	3,289,010	USD	3,269,729	19,281
3/21/18	NOK	2,710,887	CAD	2,749,508	(38,621)
3/21/18	NOK	8,460,887	EUR	8,531,575	(70,688)
3/21/18	NOK	825,818	USD	819,285	6,533
3/21/18	NZD	6,411,635	AUD	6,411,644	(9)
3/21/18	NZD	4,229,781	USD	4,129,000	100,781
3/21/18	PHP	1,267,621	USD	1,251,372	16,249
3/21/18	PLN	2,298,008	USD	2,241,685	56,323
3/21/18	RUB	782,086	USD	760,435	21,651
3/21/18	SEK	10,661,407	EUR	10,519,278	142,129
3/21/18	SEK	1,383,454	USD	1,346,650	36,804
3/21/18	SGD	1,344,762	USD	1,333,304	11,458
3/21/18	TRY	3,601,534	EUR	3,569,611	31,923
3/21/18	TRY	4,267,345	USD	4,144,009	123,336
3/21/18	TWD	769,080	USD	763,267	5,813
3/21/18	USD	6,418,302	AUD	6,623,300	(204,998)
3/21/18	USD	560,824	BRL	551,450	9,374
3/21/18	USD	4,072,711	CAD	4,156,462	(83,751)
3/21/18	USD	262,419	CLP	270,911	(8,492)
3/21/18	USD	16,780,724	EUR	17,027,004	(246,280)
3/21/18	USD	10,180,764	GBP	10,288,105	(107,341)
3/21/18	USD	1,012,699	HUF	1,042,013	(29,314)
3/21/18	USD	120,000	IDR	120,127	(127)
3/21/18	USD	40,000	INR	40,056	(56)
3/21/18	USD	15,815,594	KRW	16,089,360	(273,766)
3/21/18	USD	1,873,073	NOK	1,889,193	(16,120)
3/21/18	USD	222,157	NZD	224,430	(2,273)
3/21/18	USD	820,626	PHP	837,223	(16,597)
3/21/18	USD	150,000	PLN	152,751	(2,751)
3/21/18	USD	56,924	RUB	58,338	(1,414)
3/21/18	USD	1,732,442	SEK	1,783,427	(50,985)
3/21/18	USD	70,000	SGD	70,481	(481)
3/21/18	USD	2,817,198	TRY	2,893,229	(76,031)
3/21/18	USD	221,762	TWD	223,425	(1,663)
3/22/18	JPY	15,725,218	USD	15,629,897	95,321

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2017 (Unaudited)

FORWARD CURRENCY CONTRACTS (1) - Continued

Settlement Date	Currency Received	Current USD Value	Currency Delivered	Current USD Value	Unrealized Gain/(Loss)
3/22/18	USD	$473,000	JPY	$475,159	$(2,159)
3/22/18	USD	6,506,877	ZAR	7,204,708	(697,831)
3/22/18	ZAR	5,106,182	USD	4,631,114	475,068
3/28/18	USD	8,607,787	EUR	8,625,982	(18,195)
4/10/18	USD	4,885,107	JPY	4,908,247	(23,140)
4/11/18	USD	35,017,740	EUR	36,226,855	(1,209,115)
5/10/18	USD	10,731,862	JPY	10,728,429	3,433
7/23/18	USD	8,859,128	GBP	9,033,159	(174,031)
					$92,713

(1)	J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund Consolidated Schedule of Investments December 31, 2017 (Unaudited)

FUTURES CONTRACTS

	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value/ Unrealized Appreciation/ (Depreciation)
	Amsterdam Exchanges Index	10	January 2018	$1,304,559	$(17,226)
	Australia SPI 200 Index	17	March 2018	1,964,125	(3,348)
	Australian 10 Year Government Bond	16	March 2018	1,190,389	(1,472)
	Australian Dollar	(2)	March 2018	(153,256)	(2,964)
*	Brent Crude	5	January 2018	318,674	15,676
	British Pound	11	March 2018	926,089	5,954
	CAC 40 Index	39	January 2018	2,490,820	(43,048)
	Canadian 10 Year Government Bond	4	March 2018	426,492	(6,707)
	Canadian Dollar	(1)	March 2018	(79,423)	(477)
*	Cocoa	(13)	March 2018	(252,510)	6,550
*	Coffee ‘C’	(7)	March 2018	(339,822)	8,547
*	Copper	2	March 2018	154,080	10,945
*	Corn	(36)	March 2018	(645,118)	13,769
*	Cotton No. 2	12	March 2018	430,027	41,753
*	Crude Oil	7	January 2018	404,022	18,918
	DAX Index	6	March 2018	2,334,628	(45,664)
	E-mini Dow	9	March 2018	1,105,750	7,326
	E-mini S&P 500	17	March 2018	2,268,418	6,182
	Euro FX Currency	22	March 2018	3,273,779	46,984
	EURO STOXX 50 Index	249	March 2018	10,536,879	(257,015)
	Euro-BTP Italian Government Bond	12	March 2018	1,979,018	(49,196)
	Euro-Bund	(221)	March 2018	(42,595,706)	347,314
	Euro-BUXL 30 Year Bond	5	March 2018	985,818	(19,468)
	Euro-OAT	14	March 2018	2,600,786	(33,386)
*	Feeder Cattle	1	March 2018	71,349	(12)
	FTSE 100 Index	38	March 2018	3,800,833	93,873
	FTSE/JSE TOP 40 Index	10	March 2018	407,875	9,950
	FTSE/MIB Index	7	March 2018	928,754	(28,817)
*	Gold 100 oz	1	February 2018	129,233	1,698
	Hang Seng China Enterprises Index	4	January 2018	297,913	2,421
	Hang Seng Index	6	January 2018	1,141,498	8,680
*	Hard Red Winter Wheat	(10)	March 2018	(221,027)	7,402
	IBEX 35 Index	65	January 2018	7,893,369	(194,921)
	Japanese Yen	(25)	March 2018	(2,789,248)	3,623
*	Lean Hogs	(10)	February 2018	(277,170)	(9,930)
*	Live Cattle	3	February 2018	152,629	(6,769)
*	London Metal Exchange Copper	1	February 2018	164,672	16,191
*	London Metal Exchange Copper	1	January 2018	169,984	10,491
*	London Metal Exchange Copper	(1)	January 2018	(164,372)	(16,103)
*	London Metal Exchange Lead	4	February 2018	246,412	2,113
*	London Metal Exchange Lead	(5)	January 2018	(309,385)	(959)
*	London Metal Exchange Lead	5	January 2018	311,690	(1,346)
*	London Metal Exchange Nickel	2	February 2018	133,494	19,362
*	London Metal Exchange Nickel	2	January 2018	147,270	5,298
*	London Metal Exchange Nickel	(2)	January 2018	(133,194)	(19,374)
*	London Metal Exchange Primary Aluminum	7	February 2018	352,427	44,254
*	London Metal Exchange Primary Aluminum	8	January 2018	417,436	34,214
*	London Metal Exchange Primary Aluminum	(2)	February 2018	(101,994)	(11,343)
*	London Metal Exchange Primary Aluminum	(8)	January 2018	(401,270)	(50,380)
*	London Metal Exchange Tin	1	January 2018	96,978	3,572
*	London Metal Exchange Tin	(1)	January 2018	(97,887)	(2,663)
*	London Metal Exchange Tin	(1)	February 2018	(93,987)	(6,388)
*	London Metal Exchange Zinc	4	February 2018	309,237	23,613
*	London Metal Exchange Zinc	4	January 2018	316,506	16,995
*	London Metal Exchange Zinc	(4)	January 2018	(308,988)	(24,512)

Fulcrum Diversified Absolute Return Fund Consolidated Schedule of Investments December 31, 2017 (Unaudited)

FUTURES CONTRACTS (Continued)

	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value/ Unrealized Appreciation/ (Depreciation)
	Long Gilt	(141)	March 2018	$(23,391,469)	$(117,595)
*	Low Sulphur Gas Oil	5	February 2018	286,450	14,425
	Mexican Peso	(30)	March 2018	(767,779)	16,579
	MSCI Taiwan Stock Index	13	January 2018	502,746	8,154
	NASDAQ 100 E-mini	6	March 2018	768,281	769
*	Natural Gas	(8)	January 2018	(225,186)	(11,054)
	New Zealand Dollar	(11)	March 2018	(768,494)	(11,076)
*	NY Harbor ULSD	4	January 2018	325,505	21,935
	OMX Nordic Exchange	53	January 2018	1,015,534	(25,581)
*	Palladium	3	March 2018	303,200	15,100
*	Platinum	(6)	April 2018	(267,796)	(13,694)
*	RBOB Gasoline	4	January 2018	292,916	8,779
*	Red Spring Wheat	3	March 2018	98,537	(6,324)
*	Robusta Coffee	(15)	March 2018	(259,995)	2,295
	Russell 2000 Mini Index	8	March 2018	607,597	7,003
	S&P/Toronto Stock Exchange 60 Index	18	March 2018	2,673,297	5,390
	SGX MSCI Singapore Index	31	January 2018	897,264	928
	SGX Nikkei 225 Index	196	March 2018	19,684,595	58,969
*	Silver	(2)	March 2018	(160,070)	(11,380)
*	Soybean	(2)	March 2018	(95,744)	(431)
*	Soybean Oil	(5)	March 2018	(99,471)	(309)
*	Sugar No. 11	(12)	February 2018	(191,930)	(11,820)
	U.S. 10 Year Treasury Note	36	March 2018	4,493,251	(27,564)
	U.S. 2 Year Treasury Note	(79)	March 2018	(16,955,185)	40,544
	U.S. Treasury Long Bond	5	March 2018	766,853	(1,853)
*	Wheat	(9)	March 2018	(200,111)	7,961
*	White Sugar	(10)	February 2018	(185,501)	(11,849)
					$(61,519)
*	Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund Consolidated Schedule of Investments December 31, 2017 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Rate paid	Rate received	Payment Frequency	Trade Date	Termination Date	Notional Amount		Value/ Unrealized Gain/(Loss)
JPM	1.144%	6 month GBP LIBOR(1) 0.577%	at maturity	12/6/2017	3/21/2023	13,692,759	GBP	$(69,039)
JPM	28 day average TIIE-Banxico (2) 7.505%	7.459%	at maturity	12/6/2017	3/15/2023	180,278,256	MXN	(149,259)
Total of Interest Return Swaps								$(218,298)

INFLATION SWAPS
Counterparty	Rate paid	Rate received	Payment Frequency	Trade Date	Termination Date	Notional Amount		Value/ Unrealized Gain/(Loss)
JPM	3.552%	UK-RPI (3)	at maturity	2/14/2017	2/14/2022	11,271,000	GBP	$182,744
JPM	3.511%	UK-RPI	at maturity	4/19/2017	3/15/2022	3,523,000	GBP	50,006
Total of Inflation Swaps								$232,750

(1)	LIBOR - London Interbank Offered Rate
(2)	TIIE-Banxico - The Interbank Equilibrium Interest Rate (TIIE) calculated by Banco de México
(3)	UK-RPI - United Kingdom Retail Price Index

GBP - British Pound
MXN - Mexican Peso
JPM - J.P. Morgan Investment Bank

Fulcrum Diversified Absolute Return Fund Consolidated Schedule of Investments December 31, 2017 (Unaudited)
TOTAL RETURN SWAPS

Reference Entity	Counterparty	Rate Paid/Received	Payment Frequency	Termination Date		Notional Amount	Value/ Unrealized Appreciation/(Depreciation)
1 JPCMFBAN Index	JPM	USD LIBOR 1M + 0.70% (2.252%)	monthly	1/23/2019	USD	8,413,643	$(113,770)
2 JPCMFMIN Index	JPM	USD LIBOR 1M + 0.54% (2.092%)	monthly	6/7/2018	USD	1,593,336	33,280
3 JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.528%)	monthly	5/23/2018	CHF	1,525,550	15,537
4 JPTAOBRL Index	JPM	BRL CDI* + 0.50% (7.39%)	monthly	9/20/2018	BRL	887,910	3,014
5 KOSPI	JPM	0%	at maturity	3/12/2018	KRW	563,119,000	14,018
[6] EURO STOXX Banks	JPM	EUR EURIBOR** 1M + 0.35 (-0.019%)	monthly	12/19/2018	EUR	1,546,933	(29,235)
							$(77,156)

*	BRL-CDI - Brazil Average One-Day Interbank Deposit
**	Euribor - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.

[1]	JPCMFBAN is a custom basket of bank stocks. The components of the basket as of December 31, 2017 are shown below:

Name	Quantity	Value	Weight
Bank of America Corp.	73,469	$2,168,805	12.30%
Citigroup, Inc.	23,142	1,721,996	9.76%
US Bancorp	22,394	1,199,871	6.80%
Wells Fargo & Co.	18,657	1,131,920	6.42%
Regions Financial Corp.	57,398	991,837	5.62%
Comerica, Inc.	11,299	980,866	5.56%
Citizens Financial Group, Inc.	23,244	975,783	5.53%
Fifth Third Bancorp	28,883	876,310	4.97%
SunTrust Banks, Inc.	13,123	847,615	4.81%
KeyCorp	41,247	831,952	4.72%
PNC Financial Services Group, Inc./The	5,404	779,743	4.42%
Huntington Bancshares, Inc./OH	49,657	723,006	4.10%
M&T Bank Corp.	4,133	706,702	4.01%
Capital One Financial Corp.	7,008	697,857	3.96%
BB&T Corp.	13,812	686,733	3.89%
Zions Bancorporation	13,469	684,629	3.88%
First Republic Bank/CA	7,524	651,879	3.70%
Cullen/Frost Bankers, Inc.	4,232	400,559	2.27%
People’s United Financial, Inc.	16,251	303,894	1.72%
New York Community Bancorp, Inc.	21,158	275,477	1.56%
		$17,637,434	100.00%

[2]	JPCMFMIN is a custom basket of mining company stocks.
[3]	JPEBCSMI is a custom basket of Swiss stocks.
[4]	JPTAOBRL is a custom basket of Brazilian stocks.
[5]	KOSPI is Korea Stock Exchange 200 Index
[6]	EURO STOXX Banks (Price) Index is a capitalization-weighted index which includes countries that are participating in the EMU that are involved in the banking sector.

BRL - Brazilian Real
CHF - Swiss Franc
EUR - Euro
KRW - South-Korean Won
USD - US Dollar

Fulcrum Diversified Absolute Return Fund Consolidated Statement of Assets and Liabilities December 31, 2017 (Unaudited)

Assets
Investments, at value (cost $146,594,796)	$146,863,898
Purchased options and warrants, at value (cost/premiums paid $3,623,434)	3,442,626
Cash	3,563,676
Cash collateral for derivative instruments	14,440,000
Deposits with brokers for derivative instruments	9,296,573
Unrealized appreciation on swaps	298,599
Unrealized appreciation on forward currency contracts	92,713
Receivables:
Fund shares sold	1,932
Receivable from Broker	1,122,048
Interest receivable	105,491
Prepaid expenses	4,421
Total Assets	179,231,977

Liabilities
Foreign currency, at value (proceeds $685,353)	722,381
Written options, at value (premiums received $59,543)	68,483
Unrealized depreciation on swaps	361,303
Payables:
Due to Investment Adviser	120,636
Accrued Distribution fees	419
Other accrued expenses	96,480
Total Liabilities	1,369,702

Net Assets	$177,862,275

COMPONENTS OF NET ASSETS
Paid-in capital	$176,647,375
Undistributed net investment loss	(1,058,606)
Accumulated net realized gain on investments, purchased options, futures and forward currency contracts, written options, foreign currency, and swap contracts	2,260,865
Net unrealized appreciation/depreciation on:
Investments	269,102
Purchased options and warrants	(180,808)
Futures contracts	(61,519)
Forward currency contracts	92,713
Written options	(8,940)
Foreign currency	(37,028)
Translation of assets and liabilities denominated in foreign currency	1,825
Swap contracts	(62,704)
Net Assets	$177,862,275

Advisor Class:
Net assets applicable to shares outstanding	$104,095
Shares outstanding (unlimited shares authorized with no par value)	10,849
Net Asset Value, Redemption Price and Offering Price Per Share	$9.60

Institutional Class:
Net assets applicable to shares outstanding	$1,068,404
Shares outstanding (unlimited shares authorized with no par value)	111,134
Net Asset Value, Redemption Price and Offering Price Per Share	$9.61

Super Institutional Class:
Net assets applicable to shares outstanding	$176,689,776
Shares outstanding (unlimited shares authorized with no par value)	18,374,265
Net Asset Value, Redemption Price and Offering Price Per Share	$9.62

Fulcrum Diversified Absolute Return Fund Consolidated Statement of Operations For the Six Months Ended December 31, 2017 (Unaudited)

Investment Income
Interest	$34,683
Total Investment Income	34,683

Expenses
Management fees	790,694
Administration fees	111,831
Transfer agent fees	37,925
Custody fees	23,493
Legal fees	20,960
Audit fees	11,408
Compliance fees	10,376
Interest expense	8,239
Registration fees	8,168
Miscellaneous expenses	7,043
Trustees fees	5,532
Broker fees	5,467
Reports to shareholders	4,403
Insurance expense	2,414
Distribution fees	130
Total expenses	1,048,083
Less: Expense waived by the Adviser (Note 3)	(111,771)

Net expenses	936,312

Net Investment Loss	(901,629)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,629,793
Purchased options and warrants	(1,472,691)
Futures contracts	3,901,746
Forward currency contracts	(5,436,353)
Written options	500,910
Foreign currency	(221,246)
Swap contracts	1,179,463
Net realized gain	4,081,622
Net change in unrealized appreciation/depreciation on:
Investments	(3,986,398)
Purchased options and warrants	17,182
Futures contracts	935,129
Forward currency contracts	4,008,072
Written options	(77,952)
Foreign currency	(1,305)
Translation of assets and liabilities denominated in foreign currency	(287)
Swap contracts	(361,733)
Net change in appreciation/depreciation	532,708

Net realized gain on investments, purchased options and warrants, futures and forward currency contracts, written options, foreign currency, and swap contracts	4,614,330

Net Increase in Net Assets from Operations	$3,712,701

Fulcrum Diversified Absolute Return Fund Consolidated Statements of Changes in Net Assets

Operations	For the Six Months ended December 31, 2017 (Unaudited)	For the Year ended June 30, 2017
Net investment loss	$(901,629)	$(1,733,437)
Net realized gain on investments, purchased options and warrants, futures and forward currency contracts, written options, foreign currency, and swap contracts	4,081,622	8,382,115
Net change in unrealized appreciation/depreciation on investments, purchased options and warrants, futures and forward currency contracts, written options, foreign currency, and swap contracts	532,708	(2,097,910)
Net increase in net assets resulting from operations	3,712,701	4,550,768

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Advisor Class	(1,055)	(355)
Institutional Class	(13,421)	(4,181)
Super Institutional Class	(2,214,979)	(892,348)
From net realized gain on investments
Advisor Class	(2,122)	—
Institutional Class	(21,691)	—
Super Institutional Class	(3,579,788)	—
Net decrease in net assets resulting from distributions to shareholders	(5,833,056)	(896,884)

CAPITAL TRANSACTIONS
Proceeds from shares sold
Advisor Class	—	—
Institutional Class	50	—
Super Institutional Class	17,362,921	60,784,956
Proceeds from reinvestment of distributions
Advisor Class	3,018	302
Institutional Class	33,099	3,554
Super Institutional Class	5,785,604	823,975
Cost of units redeemed
Advisor Class	—	—
Institutional Class	(50)	—
Super Institutional Class	(29,463,345)	(39,434,899)
Net increase (decrease) in net assets from capital transactions	(6,278,703)	22,177,888

Total increase (decrease) in net assets	(8,399,058)	25,831,772

Net Assets
Beginning of period	186,261,333	160,429,561
End of period	$177,862,275	$186,261,333

Undistributed net investment gain (loss)	$(1,058,606)	$2,072,478

CAPITAL SHARE TRANSACTIONS
Advisor Class
Shares sold	—	—
Shares reinvested	314	31
Shares redeemed	—	—
Net increase in shares outstanding	314	31

Institutional Class
Shares sold	5	—
Shares reinvested	3,433	363
Shares redeemed	(5)	—
Net increase in shares outstanding	3,433	363

Super Institutional Class
Shares sold	1,753,277	6,308,879
Shares reinvested	599,545	84,251
Shares redeemed	(3,004,572)	(4,036,390)
Net increase (decrease) in shares outstanding	(651,750)	2,356,740

Fulcrum Diversified Absolute Return Fund Consolidated Financial Highlights Advisor Class

For a capital share outstanding throughout the period presented
	For the Six Months ended December 31, 2017 (Unaudited)		For the Year ended June 30, 2017	For the Period May 11, 2016* through June 30, 2016
Net asset value, beginning of period	$9.70		$9.55	$9.52

Income (loss) from investment operations:
Net investment loss (1)	(0.06)		(0.11)	(0.02)
Net realized and unrealized gain on investments	0.26		0.29	0.05	(7)
Total from investment operations	0.20		0.18	0.03

Less distributions:
From net investment income	(0.10)		(0.03)	—
From net realized gain on investments	(0.20)		—	—
Total distributions	(0.30)		(0.03)	—

Net asset value, end of period	$9.60		$9.70	$9.55

Total return	2.07	%(2)	1.92%	0.32	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$104		$102	$100
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.44	%(3)	1.45%	1.85	%(3)
After fees waived by the Adviser (4)	1.32	%(3)	1.35%	1.46	%(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-1.40	%(3)	-1.23%	-1.65	%(3)
After fees waived by the Adviser (5)	-1.28	%(3)	-1.13%	-1.26	%(3)
Portfolio turnover rate	0	%(2)	4%	54	%(2)

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017 and December 31, 2017, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.84%, 1.44% and 1.42%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.45%, 1.34% and 1.30%, respectively.

(5)
The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017 and December 31, 2017, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.64%, -1.22% and -1.38%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -1.25%, -1.12% and -1.26%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

(7)
The amount of net realized and unrealized gain on investment per share for the period ended June 30, 2016 does not accord amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

Fulcrum Diversified Absolute Return Fund Consolidated Financial Highlights Institutional Class

For a capital share outstanding throughout the period presented
	For the Six Months ended December 31, 2017 (Unaudited)		For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.73		$9.56	$10.00

Income (loss) from investment operations:
Net investment loss (1)	(0.05)		(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	0.25		0.29	(0.35)
Total from investment operations	0.20		0.21	(0.44)

Less distributions:
From net investment income	(0.12)		(0.04)	—
From net realized gain on investments	(0.20)		—	—
Total distributions	(0.32)		(0.04)	—

Net asset value, end of period	$9.61		$9.73	$9.56

Total return	2.11	%(2)	2.18%	-4.40	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,068		$1,045	$1,026
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.19	%(3)	1.19%	1.55	%(3)
After fees waived by the Adviser (4)	1.07	%(3)	1.09%	1.16	%(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-1.15	%(3)	-0.97%	-1.44	%(3)
After fees waived by the Adviser (5)	-1.03	%(3)	-0.87%	-1.05	%(3)
Portfolio turnover rate	0	%(2)	4%	54	%(2)

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017 and December 31, 2017, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.54%, 1.18% and 1.17%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.15%, 1.07% and 1.05%, respectively.

(5)
The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017 and December 31, 2017, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.43%, -0.96% and -1.13%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -1.04%, -0.85% and -1.01%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

Fulcrum Diversified Absolute Return Fund Consolidated Financial Highlights Super Institutional Class

For a capital share outstanding throughout the period presented
	For the Six Months ended December 31, 2017 (Unaudited)		For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.73		$9.56	$10.00

Income (loss) from investment operations:
Net investment loss (1)	(0.05)		(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	0.26		0.29	(0.38)
Total from investment operations	0.21		0.21	(0.44)

Less distributions:
From net investment income	(0.12)		(0.04)
From net realized gain on investments	(0.20)		—	—
Total distributions	(0.32)		(0.04)	—

Net asset value, end of period	$9.62		$9.73	$9.56

Total return	2.21	%(2)	2.18%	-4.40	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$176,690		$184,743	$159,304
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.19	%(3)	1.17%	1.45	%(3)
After fees waived by the Adviser (4)	1.07	%(3)	1.06%	1.06	%(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-1.15	%(3)	-0.95%	-1.05	%(3)
After fees waived by the Adviser (5)	-1.03	%(3)	-0.84%	-0.66	%(3)
Portfolio turnover rate (6)	0	%(2)	4%	54	%(2)

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)
The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017 and December 31, 2017, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.44%, 1.15% and 1.17%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.05%, 1.05% and 1.05%, respectively.

(5)
The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017 and December 31, 2017, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.04%, -0.93% and -1.13%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -0.65%, -0.83% and -1.01%, respectively.

(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The inception date of the Fund was July 31, 2015. The Fund currently offers three classes of shares: Advisor Class, Institutional Class, and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At December 31, 2017 the Fund’s investment in the Subsidiary represented 1.25% of the Fund’s net assets.  The results from operations of Subsidiary were as follows:

Net investment loss	$(4,334)
Net realized loss	(56,389)
Net change in unrealized appreciation (depreciation)	219,846
Net decrease in net assets resulting from Operations	$159,123

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

At December 31, 2017, the investment held in the Subsidiary was $2,224,539; there were $110,299 of unrealized losses in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts.  There were 258 futures contracts as detailed in the Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1
- Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2
- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	- Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models.  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2017:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Foreign Government Notes/Bonds	$—	$5,182,065	$—	$5,182,065
Short-Term Investments	—	141,681,833	—	141,681,833
Purchased Options and Warrants	196,515	3,246,111	—	3,442,626
Total Investments	$196,515	$150,110,009	$—	$150,306,524

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Other Financial Instruments
Written Options	$(68,483)	$—	$—	$(68,483)
Forward Currency Contracts *	—	92,713	—	92,713
Total Return Swaps *	—	(77,156)	—	(77,156)
Interest Rate Swaps *	—	(218,298)	—	(218,298)
Inflation Swaps *	—	232,750	—	232,750
Future Contracts *	(61,519)	—	—	(61,519)
Total Other Financial Instruments	$(130,002)	$30,009	$—	$99,993

* Forward Currency Contracts, Total Return Swaps, Inflation Swaps, Interest Rate Swaps and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at year end. There were no Level 3 securities held at year end.

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

The Fund implements its investment strategy by investing either directly, or through derivatives, in a broad range of instruments, including, but not limited to, equities, fixed income, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options, and swaps.  Specific types of derivative instruments used by the Fund for the period ended December 31, 2017, include purchased and written options and warrants; forward currency and futures contracts; and interest rate, inflation, and total return swaps.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

The Fund both purchased and wrote currency options contracts during the period ended December 31, 2017. The Fund had purchased and written option contracts outstanding as listed on the Consolidated Schedule of Investments.

The Fund makes investments in dispersion warrants as detailed in the Consolidated Statement of Investments.  The final payout is calculated based on the volatility of a basket of underlying stocks compared to an established strike value for each constituent relative to the actual volatility of the overall index compared to another strike value.  The Fund pays a premium for each warrant.  The Fund will recognize a gain if the dispersion calculation results in a payment greater the premium paid.  Otherwise, the Fund will recognize a realized loss at maturity.  The amount of loss is limited to the amount of premium paid.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract.  A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future.   The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund entered into forward currency and futures contracts during the period ended December 31, 2017. The Fund had outstanding forward currency and futures contracts as listed on the Consolidated Schedule of Investments.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.

The Fund enters into interest rate swaps.  The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments.  The value of an interest rate swap will change based on the spread between the rates.

The Fund invests in inflation swaps.  The two parties exchange the return based on inflation index for a fixed coupon payment.  The value of the Fund’s position changes based on the change in the underlying inflation index value.

Changes in value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of December 31, 2017:

Consolidated Statement of Assets and Liabilities Location

Assets
Risk Exposure Category	Purchased Options and Warrants	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swaps	Unrealized Appreciation on Futures (1)
Interest rate (2)	$—	$—	$232,750	$387,858
Currency	149,832	92,713	—	73,140
Equity	196,515	—	65,849	209,645
Commodity	—	—	—	371,856
Volatility	3,096,279	—	—	—
Total	$3,442,626	$92,713	$298,599	$1,042,499

Liabilities
Risk Exposure Category	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swaps	Unrealized Depreciation on Futures (1)
Interest rate (2)	$—	$—	$(218,298)	$(257,241)
Currency	—	—	—	(14,517)
Equity	(68,483)	—	(143,005)	(615,620)
Commodity	—	—	—	(216,640)
Total	$(68,483)	$—	$(361,303)	$(1,104,018)

(1) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

(2) Includes inflation swaps.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended December 31, 2017:

Amount of Realized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options and Warrants	Future Contracts	Forward Currency Contracts	Written Options	Swap Contracts	Total
Interest rate (1)	$—	$(133,830)	$—	$—	$249,227	$115,397
Commodity	—	230,459	—	—	—	230,459
Currency	(313,039)	(208,316)	(5,436,353)	—	—	(5,957,708)
Equity	(1,062,436)	4,013,433	—	407,245	930,236	4,288,478
Volatility	(97,216)	—	—	93,665	—	(3,551)
Total	$(1,472,691)	$3,901,746	$(5,436,353)	$500,910	$1,179,463	$(1,326,925)

Change in Unrealized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options and Warrants	Future Contracts	Forward Currency Contracts	Written Options	Swap Contracts	Total
Interest rate (1)	$—	$310,800	$—	$—	$(158,173)	$152,627
Commodity	—	139,666	—	—	—	139,666
Currency	(102,179)	47,096	4,008,072	—	—	3,952,989
Equity	155,424	437,567	—	(41,762)	(203,560)	347,669
Volatility	(36,063)	—	—	(36,190)	—	(72,253)
Total	$17,182	$935,129	$4,008,072	$(77,952)	$(361,733)	$4,520,698

(1) Includes inflation risk

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

The average monthly volume of derivative instruments held by the Fund during the period ended December 31, 2017 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Interest rate swap *	Notional Amount	$99,476,898
Total return swaps – Long	Notional Amount	$12,448,143
Total return swaps – Short	Notional Amount	$(69,055)
Forward currency contracts	Notional Amount	$396,180,300
Futures – Long	Notional Amount	$86,134,883
Futures – Short	Notional Amount	$(58,138,239)
Purchased options and warrants	Contracts	274,574
Purchased binary options	Notional Amount	$1,064,400
Purchased currency options	Notional Amount	$13,845,841
Written options	Contracts	(806)

* Includes inflation swaps

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2017:

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Purchased Options and Warrants
J.P. Morgan Chase	$1,589,647	$—	$1,589,647	$—	$—	$1,589,647
Morgan Stanley	196,515	—	196,515	(68,483)	—	128,032
Deutsche Bank AG	478,451	—	478,451	—	—	478,451
Societe Generale	1,178,013	—	1,178,013	—	—	1,178,013

Futures Contracts (2)
Morgan Stanley	1,042,499	(1,042,499)	—	—	—	—

Forward Contracts
J.P. Morgan Chase	4,009,118	(3,916,405)	92,713	—	—	92,713

Swaps Contracts
J.P. Morgan Chase	298,599	—	298,599	(298,599)	—	—
	$8,792,842	$(4,958,904)	$3,833,938	$(367,082)	$—	$3,466,856

Liabilities:
Written Options
Morgan Stanley	$(68,483)	$—	$(68,483)	$68,483	$—	$—

Futures Contracts (2)
Morgan Stanley	(1,104,018)	1,042,499	(61,519)	—	61,519	—

Forward Contracts
J.P. Morgan Chase	(3,916,405)	3,916,405	—	—	—	—

Swaps Contracts
J.P. Morgan Chase	(361,303)	—	(361,303)	298,599	62,704	—
	$(5,450,209)	$4,958,904	$(491,305)	$367,082	$124,223	$—

(1) Any over-collateralization of total financial instruments or cash is not shown.
(2) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance  with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities.  As of and during the period ended December 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the Consolidated Statement of Operations. As of December 31, 2017, the year ended June 30, 2017 and tax period ended June 30, 2016 remain subject to examination.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

(g) Restricted Cash & Deposits with Broker

At December 31, 2017, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments.  On December 31, 2017, the Fund had pledged the following amounts as collateral for open currency contracts, and written options:

Counterparty	Amount Pledged (1)	Deposits with Brokers
J.P. Morgan Chase	$14,440,000	$1,017,925
Morgan Stanley	—	8,278,648
Total	$14,440,000	$9,296,573

(1) Excludes non-pledged cash or collateral held by broker.

The amount presented as Receivable from Broker on the Consolidated Statement of Assets and Liabilities includes cash and variation margin.

(h) Cash – Concentration in Uninsured Cash

For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2017, the Fund held $17,503,676 as cash reserves at U.S. Bank in excess of the FDIC insurance limit.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.30%, 1.05%, and 1.05% of average daily net assets for Advisor, Institutional, and Super Institutional Class, respectively, excluding shareholder servicing fees, taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. Prior to October 31, 2016, the Fund’s expenses were capped at 1.45%, 1.15% and 1.05% of average daily net assets for Advisor, Institutional, and Super Institutional Classes, respectively, and shareholder servicing fees were subject to the expense cap.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

At December 31, 2017, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Amount	Expiration
$229,053	June 30, 2019
215,730	June 30, 2020
111,771	December 31, 2020
$556,554

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian.  Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $5,532 for their services and reimbursement of travel expenses during the period ended December 31, 2017. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund’s Advisor Class shares (the “Plan”) that allows the Fund to pay fees for the sale, distribution and servicing of its Advisor Class shares. The Plan provides for a distribution and servicing fee of up to 0.25% of the Advisor Class shares’ average daily net assets. The Fund paid $130 in distribution fees for the period ended December 31, 2017.

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

Note 5 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended December 31, 2017, were as follows:

Purchases	$7,535,123
Sales	$0

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

Note 6 – Federal Income Tax Information

At June 30, 2017, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$139,488,413
Gross Unrealized Appreciation	11,674,864
Gross Unrealized Depreciation	(2,858,576)
Net Unrealized Appreciation (Depreciation) on Investments	8,816,288

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2017, permanent differences in book and tax accounting have been reclassified to capital, undistributed net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid In Capital
$ 4,606,135	$ (4,301,044)	$ (305,091)

The tax character of distributions paid during the six months ended December 31, 2017, and the year ended June 30, 2017 were as follows:

Distributions Paid From:	Six Months ended December 31, 2017	Year ended June 30, 2017
Ordinary Income	$2,229,455	$896,884
Short-Term Capital Gains	1,604,980	—
Long-Term Capital Gains	1,998,621	—
Total Distributions Paid	$5,833,056	$896,884

As of June 30, 2017, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-term Capital Gains	1,007,722
Accumulated Earnings	1,007,722
Unrealized Appreciation (Depreciation)	8,816,288
Capital Loss carryforward	—
Other book/tax temporary differences	(6,488,755)
Total Accumulated Earnings (Deficit)	$3,335,255

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2017 (Unaudited)

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2017, the Fund deferred, on a tax basis, post-October losses of $1,414,160.

Note 7 – Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to December 31, 2017 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Fulcrum Diversified Absolute Return Fund
Additional Information
December 31, 2017 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-855-538-5278 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement
At a meeting held on August 22 and 23, 2017, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Fulcrum Asset Management, LLC (“Fulcrum” or the “Adviser”), for the Fulcrum Diversified Absolute Return Fund (the “Fund”). Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of Fulcrum, including information regarding its compliance program, its chief compliance officer and Fulcrum’s compliance record, and its disaster recovery/business continuity plan. The Board also considered the prior relationship between Fulcrum and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that Fulcrum had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Fulcrum Diversified Absolute Return Fund
Additional Information
December 31, 2017 (Unaudited) (Continued)

●
In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and a comparable account managed by the Adviser. With respect to the Fund, the Board considered that the Fund had underperformed relative to its peer group and USD Libor 3-Month Rate, and slightly outperformed the Adviser’s comparable account. The Board also considered that the Fund had recently achieved its first two years of performance since inception. The Board evaluated this information in the context of the Fund’s aim to achieve long-term absolute returns in all market conditions over rolling five-year periods.

●
The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain annual expense caps for each of the Fund’s classes. The Board noted that the Fund’s advisory fee and net expense ratio were lower than its peer group median and average. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Fulcrum were fair and reasonable.

●
With respect to the Fund, the Trustees considered Fulcrum’s assertion that, through a competitively priced advisory fee and Fulcrum’s commitment to limit Fund expenses, economies of scale, if and when achieved, will be shared with the Fund. The Trustees considered the asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved and whether they are being shared with the Fund and its shareholders.

●
The Trustees considered the profitability of Fulcrum from managing the Fund. In assessing Fulcrum’s profitability, the Trustees reviewed Fulcrum’s financial information that was provided in the Board materials and took into account both the direct and indirect benefits to Fulcrum from managing the Fund. The Trustees concluded that Fulcrum’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, Fulcrum appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London W1H 5BT
 United Kingdom

Distributor
Quasar Distributors, LLC
615 East Michigan Street
 Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
 Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
 Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
 Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for Semi-Annual Report.

(2) Certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By      /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date  March 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date   March 7, 2018

By      /s/ Russell B. Simon
                  Russell B. Simon, Treasurer

Date   March 7, 2018